Trade Receivables - Summary of Trade Receivables (Detail) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Trade And Other Receivables [Line Items]
Trade receivables	€ 56,013	€ 55,079	€ 46,089
Loss allowance	(5,246)	(6,211)	(6,308)
Total trade receivables	€ 50,767	€ 48,868	€ 39,781